TAXES ON INCOME (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Operating loss carryforward	$ 25,156	$ 22,067
Net deferred tax asset before valuation allowance	8,961	8,340
Valuation allowance	(8,961)	(8,340)
Net deferred tax asset	$ 0	$ 0